UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      270,187
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AIRGAS INC               COM            009363102     2211    35400 SH       SOLE                  35400      0    0
AIRGAS INC               COM            009363102     1849    29600 SH  CALL SOLE                  29600      0    0
BJS WHOLESALE CLUB INC   COM            05548J106     4790   100000 SH  PUT  SOLE                 100000      0    0
BJS WHOLESALE CLUB INC   COM            05548J106     4790   100000 SH  CALL SOLE                 100000      0    0
DEL MONTE FOODS CO       COM            24522P103    65463  3482059 SH       SOLE                3482059      0    0
LADISH INC               COM            505754200     4049    83283 SH       SOLE                  83283      0    0
MCAFEE INC               COM            579064106    23155   500000 SH  CALL SOLE                 500000      0    0
NATIONAL FUEL GAS CO N J COM            636180101    12757   194400 SH       SOLE                 194400      0    0
NOVELL INC               COM            670006105    11840  2000000 SH       SOLE                2000000      0    0
SELECT SECTOR SPDR TR    SBI HEALTHCARE 81369Y209    42525  1350000 SH  PUT  SOLE                1350000      0    0
SELECT SECTOR SPDR TR    SBI INT-TECH   81369Y803    12620   501000 SH  PUT  SOLE                 501000      0    0
SPDR S&P 500 ETF TR      TR UNIT        78462F103    57845   460000 SH  PUT  SOLE                 460000      0    0
SUNPOWER CORP            COM CL B       867652307    10307   829876 SH       SOLE                 829876      0    0
SYNIVERSE HLDGS INC      COM            87163F106    15986   518192 SH       SOLE                 518192      0    0


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